CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (60,573)	$ (8,347)	¥ (66,959)	¥ (186,406)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	11,606	1,599	9,992	65,304
Expected credit loss expense	7,344	1,012	2,649	648
Gains on disposal of property and equipment	(241)	(33)	(118)	(553)
Foreign exchange loss/(gain)	183	25	(46)	8,547
Goodwill impairment	0	0	0	63,460
Impairment of long-lived assets	17,953	2,474	9,945	21,233
Share-based compensation expenses	839	116	4,590	13,563
Deferred income tax benefit	(0)	0	(1,755)	(8,948)
Loss from investments, net	8,487	1,170	2,185	19,750
Share of results of equity investee	2,548	351	2,886	(883)
Amortization of right-of-use assets and interest on lease liabilities	1,894	261	4,085	8,610
Changes in operating assets and liabilities:
Prepayments, receivables and other current assets	27,389	3,774	11,174	5,807
Short-term investment	(57,071)	(7,864)	0	0
Loan receivables - service fee	39	5	(23)	511
Inventories	84	12	46	(64)
Amounts due from related parties	(342)	(47)	31	(620)
Other non-current assets	(25,872)	(3,567)	0	0
Accounts payable	(2,362)	(325)	(1,317)	(9,771)
Salary and welfare payable	937	129	(6,614)	1,238
Taxes payable	1,793	247	(10,065)	9,785
Advances from customers	(150)	(21)	(38)	(655)
Advances to suppliers	(141)	(19)	920	0
Amounts due to related parties	(1,864)	(257)	1,145	(498)
Operating lease liabilities	(1,948)	(268)	(1,961)	(7,654)
Accruals and other current liabilities	1,552	214	(1,213)	(12,494)
Net cash used in operating activities	(67,916)	(9,359)	(40,461)	(10,090)
Cash flows from investing activities:
Prepayment and payment for purchase of property and equipment	(10,080)	(1,389)	(94,156)	(18,962)
Purchase of intangible assets	0	0	(245)	0
Disposal of property and equipment	380	52	1,658	788
Cash received from long-term investments	6,136	846	2,144	186
Purchase of short-term investments	(360,321)	(49,654)	(306,386)	(1,601,149)
Proceeds from sale of short term investments	170,873	23,547	390,975	1,652,601
Purchase of gold	(5,004)	(690)	0	(36,587)
Disposal of gold	54,255	7,477	839	0
Cash paid for long-term investments	(12,243)	(1,687)	(15,192)	(14,847)
Cash paid for loan originations	(354,399)	(48,837)	(482,257)	(578,658)
Cash received from loan repayments	318,473	43,886	482,854	597,236
Cash paid for loan to investee	(16,000)	(2,205)	0	0
Net cash provided by/(used in) investing activities	(207,930)	(28,654)	(19,766)	608
Cash flows from financing activities:
Proceeds from short-term borrowing	0	0	0	618
Repayment of short-term borrowing	0	0	0	(11,349)
Cash payment for repurchase of ordinary shares (Note 16)	(822)	(113)	0	(1,333)
Net cash used in financing activities	(822)	(113)	0	(12,064)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	(98)	(14)	2,514	(860)
Net decrease in cash and cash equivalents and restricted cash	(276,766)	(38,140)	(57,713)	(22,406)
Cash and cash equivalents and restricted cash at beginning of year	359,298	49,513	417,011	439,417
Cash and cash equivalents and restricted cash at end of year	82,532	11,373	359,298	417,011
Supplemental disclosures of cash flow information:
Cash paid for income taxes	(61)	(8)	(7,470)	(286)
Cash paid for interest expenses	(1)	0	(191)	(598)
Supplemental schedule of non-cash investing and financing activities:
Payable related to purchase of property and equipment	¥ 15,590	$ 2,148	¥ 14,535	¥ 10,450